Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	46,581.37
Total Transaction Valuation	337,301,756.00
Total Offset Amount	0.00
Net Fee	$ 46,581.37
Offering Table N/A
Offset Table N/A	N/A